Employee benefits - Share-based payment plans (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) shares segment category R$ / shares	Dec. 31, 2022 BRL (R$) segment shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2023 shares segment $ / shares
Restricted share units (RSUs) [Member]
Disclosure of defined benefit plans [line items]
Number of employees | category	1,300
Percentage of total employees	8.50%
Ending balance | segment	12,429,557,000
Description of maximum term of equity granted for share-based payment arrangement	2.9 years
Number of share options outstanding in share-based payment arrangement | segment	12,429,557,000			12,429,557,000
Restricted share units (RSUs) [Member] | Total
Disclosure of defined benefit plans [line items]
Beginning balance	11,507,221,000	6,585,148,000
Granted	5,293,655,000	6,171,570,000
Issued	2,149,169,000	(700,092,000)
Cancelled	(2,222,150,000)	(549,405,000)
Ending balance	(12,429,557,000)	11,507,221,000	6,585,148,000
Number of share options outstanding in share-based payment arrangement	(12,429,557,000)	11,507,221,000	6,585,148,000	(12,429,557,000)
Restricted share units (RSUs) [Member] | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	1,507,070,000
Wheighted average fair value | R$ / shares	R$ 88,800
Weighted average remaining expected life (years)	2 years
Number of share options outstanding in share-based payment arrangement | segment	1,507,070,000			1,507,070,000
Restricted share units (RSUs) [Member] | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	12,997,000
Wheighted average fair value | R$ / shares	R$ 136,080.00
Weighted average remaining expected life (years)	1 year 4 months 24 days
Number of share options outstanding in share-based payment arrangement | segment	12,997,000			12,997,000
Restricted share units (RSUs) [Member] | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	180,012,000
Wheighted average fair value | R$ / shares	R$ 163,180
Weighted average remaining expected life (years)	4 years 1 month 6 days
Number of share options outstanding in share-based payment arrangement | segment	180,012,000			180,012,000
Restricted share units (RSUs) [Member] | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	1,153,100,000
Wheighted average fair value | R$ / shares	R$ 348,490
Weighted average remaining expected life (years)	4 years 10 months 24 days
Number of share options outstanding in share-based payment arrangement | segment	1,153,100,000			1,153,100,000
Restricted share units (RSUs) [Member] | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	5,659,123,000
Wheighted average fair value | R$ / shares	R$ 49,560
Weighted average remaining expected life (years)	2 years 3 months 18 days
Number of share options outstanding in share-based payment arrangement | segment	5,659,123,000			5,659,123,000
Restricted share units (RSUs) [Member] | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Ending balance | segment	3,917,255,000
Wheighted average fair value | R$ / shares	R$ 52,220
Weighted average remaining expected life (years)	2 years 9 months 18 days
Number of share options outstanding in share-based payment arrangement | segment	3,917,255,000			3,917,255,000
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	4 years
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Restricted share units (RSUs) [Member] | Bottom of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2020 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Restricted share units (RSUs) [Member] | Top of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	9 years
Stock Options [Member]
Disclosure of defined benefit plans [line items]
Ending balance	45,159,000
Number of share options outstanding in share-based payment arrangement	45,159,000			45,159,000
Stock Options [Member] | Total
Disclosure of defined benefit plans [line items]
Beginning balance	45,159,000	32,502,000
Granted	0	12,657,000
Issued	0	0
Cancelled	0	0
Ending balance	45,159,000	45,159,000	32,502,000
Number of share options outstanding in share-based payment arrangement	45,159,000	45,159,000	32,502,000	45,159,000
Stock Options [Member] | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	39,999,000
Wheighted average fair value | R$ / shares	R$ 59,590
Volatility	50.00%
Number of share options outstanding in share-based payment arrangement	39,999,000			39,999,000
Exercisable at year end	12,657
Exercise price | $ / shares				$ 24
Stock Options [Member] | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	5,160,000
Wheighted average fair value | R$ / shares	R$ 81,710
Volatility	69.80%
Weighted average remaining expected life (years)	1 year 6 months
Number of share options outstanding in share-based payment arrangement	5,160,000			5,160,000
Exercisable at year end	1,935
Exercise price | $ / shares				$ 30
Stock Options [Member] | Bottom of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Weighted average remaining expected life (years)	6 months
Stock Options [Member] | Bottom of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	3 years
Stock Options [Member] | Top of range | Date of grant 2018 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Weighted average remaining expected life (years)	5 years 6 months
Stock Options [Member] | Top of range | Date of grant 2019 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Number of employees | category	200
Percentage of total employees	1.30%
Ending balance	8,305,048,000
Description of maximum term of equity granted for share-based payment arrangement	2.7 years
Number of share options outstanding in share-based payment arrangement	8,305,048,000			8,305,048,000
Performance share units (PSUs) [Member] | Total
Disclosure of defined benefit plans [line items]
Beginning balance	7,320,367,000	4,070,000,000
Granted	1,141,273,000	4,606,897,000
Issued	0	0
Cancelled | segment	156,592,000	1,356,530,000
Ending balance	8,305,048,000	7,320,367,000	4,070,000,000
Number of share options outstanding in share-based payment arrangement	8,305,048,000	7,320,367,000	4,070,000,000	8,305,048,000
Performance share units (PSUs) [Member] | Date of grant 2021 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	2,849,000,000
Vesting conditions		5 years
Wheighted average fair value | R$ / shares	R$ 26.74
Volatility	71.80%
Risk-free rate	0.82%
Weighted average remaining expected life (years)	2 years 4 months 24 days
Number of share options outstanding in share-based payment arrangement	2,849,000,000			2,849,000,000
Performance share units (PSUs) [Member] | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	4,602,578,000
Wheighted average fair value | R$ / shares	R$ 2.71
Weighted average remaining expected life (years)	2 years 8 months 12 days
Number of share options outstanding in share-based payment arrangement	4,602,578,000			4,602,578,000
Performance share units (PSUs) [Member] | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Ending balance	853,470,000
Wheighted average fair value | R$ / shares	R$ 4.06
Weighted average remaining expected life (years)	2 years 10 months 24 days
Number of share options outstanding in share-based payment arrangement	853,470,000			853,470,000
Performance share units (PSUs) [Member] | Bottom of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	2 years
Volatility	76.50%
Risk-free rate	2.18%
Performance share units (PSUs) [Member] | Bottom of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year 4 months 24 days
Volatility	73.80%
Risk-free rate	3.95%
Performance share units (PSUs) [Member] | Top of range | Date of grant 2022 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Volatility	83.30%
Risk-free rate	4.34%
Performance share units (PSUs) [Member] | Top of range | Date of grant 2023 [Member]
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years 3 months 18 days
Volatility	83.40%
Risk-free rate	5.60%
Beginning balance	18,872,747,000	10,687,650,000
Granted	6,434,928,000	10,791,124,000
Issued	(2,149,169,000)	(700,092,000)
Cancelled	(2,378,742,000)	(1,905,935,000)
Ending balance	20,779,764,000	18,872,747,000	10,687,650,000
Number of share options outstanding in share-based payment arrangement	20,779,764,000	18,872,747,000	10,687,650,000	20,779,764,000
Share-based payments | R$	R$ 251,239	R$ 213,076	R$ 113,169
Bottom of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	three
Top of range
Disclosure of defined benefit plans [line items]
Repurchase right exercise	ten